Consolidated Statement of Cash Flows of Immatics N.V. - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net profit/(loss)	€ (196,447)	€ 15,218	€ (94,649)
Taxes on income	(1,989)	6,128	(2,345)
Profit/(loss) before tax	(198,436)	21,346	(96,994)
Adjustments for:
Interest income	(17,179)	(25,001)	(13,845)
Depreciation and amortization	12,400	12,225	7,234
Interest expenses	946	886	831
Equity settled share-based payment	15,015	17,642	20,705
Net foreign exchange differences and expected credit losses	34,132	(18,706)	6,861
Change in fair value of liabilities for warrants	(1,730)	(17,264)	2,079
(Gains)/losses from disposal of fixed assets	750	1	(150)
Changes in:
(Increase)/decrease in accounts receivables	(242)	(1,764)	(2,982)
(Increase)/decrease in other assets	(6,108)	727	1,573
Increase/(decrease) in deferred revenue, accounts payables and other liabilities	(37,615)	(149,743)	85,999
Interest received	26,817	15,605	10,167
Interest paid	(946)	(886)	(290)
Income tax paid	(9,163)	(13,098)	(2,960)
Income tax refunded	4,733
Net cash provided by/(used in) operating activities	(176,626)	(158,030)	18,228
Cash flows from investing activities
Payments for property, plant and equipment	(6,558)	(16,272)	(30,799)
Payments for intangible assets	(247)	(208)	(158)
Proceeds from disposal of property, plant and equipment		2	150
Payments for investments classified in Other financial assets	(338,267)	(450,349)	(415,325)
Proceeds from maturity of investments classified in Other financial assets	549,859	314,440	414,744
Net cash (used in)/provided by investing activities	204,787	(152,387)	(31,388)
Cash flows from financing activities
Proceeds from issuance of shares to equity holders	107,310	343,010	90,404
Transaction costs deducted from equity	(6,998)	(21,314)	(2,039)
Repayment of lease liabilities	(2,959)	(2,012)	(3,849)
Net cash provided by/(used in) financing activities	97,353	319,684	84,516
Net increase/(decrease) in cash and cash equivalents	125,514	9,267	71,356
Cash and cash equivalents at beginning of the year	236,748	218,472	148,519
Effects of exchange rate changes and expected credit losses on cash and cash equivalents	(16,344)	9,009	(1,403)
Cash and cash equivalents at end of the year	€ 345,918	€ 236,748	€ 218,472